Segment Information (Tables)	12 Months Ended
Dec. 31, 2015
Segment Information [Abstract]
Revenue by Geographic Region

	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
Asia	$208,690	$167,670	$158,441
Europe	40,147	40,875	23,949
United States	64,559	56,332	20,007

Total Revenue	$313,396	$264,877	$202,397